                           1933 Act File No. 33-24848
                           1940 Act File No. 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      ---

         Pre-Effective Amendment No.      ............................
                                      ----
         Post-Effective Amendment No.  19 ............................  X
                                      ----                            ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                      ---

         Amendment No.   20  .........................................  X
                       ------                                         ---

                              FOUNTAIN SQUARE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000

                         (Registrant's Telephone Number)

                           Robert C. Rosselot, Esquire
                         Howard & Howard Attorneys, P.C.
                     Suite 101, The Pinehurst Office Center
                           1400 North Woodward Avenue
                      Bloomfield Hills, Michigan 48304-2856
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
-----
                  on__________________________ pursuant to paragraph (b) 60 days
-----             after filing pursuant to paragraph (a)(1)

                  on_____________________________ pursuant to paragraph (a)(1)
-----
 X                75 days after filing pursuant to paragraph (a)(2)
-----
                  on __________________________ pursuant to paragraph (a)(2) of
                  Rule 485.


If appropriate, check the following box:
                  This post-effective amendment designates a new effective date
-----             for a previously filed post-effective amendment.


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  X               filed the Notice required by that Rule on September 26, 1996;
-----
or
                  intends to file the Notice required by that Rule on or
-----
about ___________________; or


-----             during the most recent fiscal year did not sell any
securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                              CROSS-REFERENCE SHEET
                              ---------------------

         This Amendment to the Registration Statement of FOUNTAIN SQUARE FUNDS, which is comprised of thirteen portfolios, each portfolio consisting of two separate classes of shares (unless otherwise noted), relates to: Investment A Shares and Investment C Shares (unless otherwise noted): (1) Fountain Square U.S. Government Securities Fund; (2) Fountain Square Quality Bond Fund; (3) Fountain Square Quality Growth Fund; (4) Fountain Square Mid Cap Fund; and (5) Fountain Square Balanced Fund; (6) Fountain Square Ohio Tax Free Bond Fund; (7) Fountain Square U.S. Treasury Obligations Fund (consisting of a single class of shares); (8) Fountain Square Commercial Paper Fund, which consists of two classes of shares: (a) Trust Shares and (b) Investment Shares; (9) Fountain Square Government Cash Reserves Fund, which consists of two classes of shares:
(a) Trust Shares and (b) Investment Shares; (10) Fountain Square International Equity Fund; (11) Fountain Square Equity Income Fund; (12) Fountain Square Fixed Income Fund; and (13) Fountain Square National Tax Free Bond Fund, relates only to Funds (11), (12), and (13), and is comprised of the following:

PART A.           INFORMATION REQUIRED IN A PROSPECTUS.

                                       Prospectus Heading

                                       (Rule 404(c) Cross Reference)
                                       -----------------------------

Item 1.   Cover Page                   Cover Page.

Item 2.   Synopsis ....................Synopsis; Summary of Fund Expenses;
                                       Expenses of the Funds.

Item 3.   Condensed Financial
           Information ................Predecessor Common Trust Funds
                                       Performance Information; Performance
                                       Information.

Item 4.   General Description of
           Registrant ..................Objective of Each Fund; Portfolio
                                        Investments and Strategies.



Item 5.   Management of the Fund .......Fountain Square Funds Information;
                                        Management of the Trust; Administration
                                        of the Funds; Brokerage Transactions;
                                        Expenses of the Funds, Investment A
                                        Shares, and Investment C Shares; Other
                                        Payments to Financial Institutions;
                                        Distribution Plan; Distribution of
                                        Shares of the Funds.

Item 6.   Capital Stock and Other
           Securities ..................Shareholder Information; Voting Rights;
                                        Massachusetts Law; Effect of Banking
                                        Laws; Tax Information; Federal Income
                                        Tax; Dividends and Capital Gains; (13)
                                        Additional Tax Information for National
                                        Tax Free Bond Fund.

Item 7.   Purchase of Securities Being
           Offered .................... Net Asset Value; Investing in the Funds;
                                        Share Purchases; Minimum Investment
                                        Required; Investing In Investment A
                                        Shares; What Shares Cost; Purchases at
                                        Net Asset Value; Dealer Concessions;
                                        Reducing/Eliminating the Sales Charge;
                                        Investing in Investment C Shares;
                                        Exchanging Securities for Fund Shares;
                                        Systematic Investment Program;
                                        Certificates and Confirmations;
                                        Exchanges.

Item 8.   Redemption or Repurchase .....Redeeming Shares; Systematic Withdrawal
                                        Program; Accounts With Low Balances;
                                        Contingent Deferred Sales Charge.

Item 9.   Pending Legal Proceedings ....None.

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page ............................Cover Page.

Item 11.  Table of Contents .....................Table of Contents.

Item 12.  General Information and History .......General Information About the Trust.

Item 13.  Investment Objectives and Policies ....Investment Objective and Policies of the
                                                 Funds.

Item 14.  Management of the Funds ...............Fountain Square Funds Management;
                                                 Trustees' Compensation.

Item 15.  Control Persons and Principal
           Holders of Securities ................Trust Ownership.

Item 16.  Investment Advisory and Other
           Services .............................Investment Advisory Services;
                                                 Administrative Services.

Item 17.  Brokerage Allocation ..................Brokerage Transactions.

Item 18.  Capital Stock and Other Securities ....Not applicable.

Item 19.  Purchase, Redemption and Pricing
           of Securities Being Offered ..........Purchasing Shares; Redeeming Shares;
                                                 Determining Net Asset Value.

Item 20.  Tax Status ............................Tax Status.

Item 21.  Underwriters ..........................Not applicable.

Item 22.  Calculation of Performance Data .......Performance Comparisons; Total Return;
                                                 Yield; (13) Tax-Equivalent Yield.

Item 23.  Financial Statements ..................Not applicable.

FOUNTAIN SQUARE FUNDS

Fountain Square Equity Income Fund
Fountain Square Fixed Income Fund
Fountain Square National Tax Free Bond Fund

Investment A Shares
Investment C Shares

PROSPECTUS

Fountain Square Funds (the "Trust") is an open-end management investment company (a mutual fund). This combined prospectus offers investors interests in Investment A Shares and Investment C Shares of the following three separate investment portfolios (the "Funds"), each having a distinct investment objective and policies:

         -Fountain Square Equity Income Fund;
         -Fountain Square Fixed Income Fund; and
         -Fountain Square National Tax Free Bond Fund

The Trust offers other investment portfolios that pursue different objectives and policies. These other investment opportunities are described in separate prospectuses.

This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

Additional information about the Funds is contained in the Funds' Combined Statement of Additional Information, dated January 11, 1997, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to or calling the Trust at 1-888-799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 11, 1997

TABLE OF CONTENTS

         SYNOPSIS...................................................  1
                  Risk Factors......................................  1

         EXPENSES OF THE FUNDS
         INVESTMENT A SHARES........................................  2

         EXPENSES OF THE FUNDS
         INVESTMENT C SHARES........................................  4

         PREDECESSOR COMMON TRUST FUNDS PERFORMANCE
         INFORMATION................................................  6

         OBJECTIVE OF EACH FUND.....................................  6
                  Equity Income Fund................................  7
                           Acceptable Investments...................  7
                           Investment Limitations...................  7
                  Fixed Income Fund.................................  7
                           Acceptable Investments...................  7
                           Investment Limitations...................  8
                  National Tax Free Bond Fund.......................  8
                           Acceptable Investments...................  8
                           Characteristics..........................  8
                           Participation Interest...................  8
                           Variable Rate Municipal
                            Securities..............................  9
                           Municipal Leases.........................  9
                           Temporary Investments....................  9
                           Municipal Securities.....................  9
                           Investment Limitations...................  9

         PORTFOLIO INVESTMENTS AND STRATEGIES....................... 10
                  Borrowing Money................................... 10
                  Diversification................................... 10
                  Restricted and Illiquid Securities................ 10
                  Repurchase Agreements............................. 11
                  When-Issued and Delayed Delivery
                  Transactions...................................... 11
                  Lending of Portfolio Securities................... 11
                  Options and Futures............................... 11
                           Put and Call Options..................... 11
                           Futures and Options on Futures........... 12
                           Risks.................................... 13
                  Equity Investment Considerations.................. 13
                  Government Securities............................. 14
                  Foreign Investments............................... 14
                  Derivative Securities............................. 15
                  Collateralized Mortgage Obligations............... 15
                  Bond Ratings...................................... 16
                  Temporary Investments............................. 16
                           Variable Rate Demand Notes............... 16
                           Commercial Paper......................... 17
                           Bank Instruments......................... 17

         FOUNTAIN SQUARE FUNDS INFORMATION.......................... 17
                  Management of the Trust........................... 17
                           Board of Trustees........................ 17
                           Investment Advisor....................... 17
                           Advisory Fees............................ 17
                           Advisor's Background..................... 17
                           Portfolio Managers' Background........... 18
                  Distribution of Shares of the Funds............... 18
                  Distribution Plan................................. 18
                  Administrative Services Agreement (Investment
                           C Shares Only)........................... 19
                  Other Payments to Financial Institutions.......... 19
                  Administration of the Funds....................... 19
                           Administrative Services.................. 19
                  Custodian, Transfer Agent and Dividend
                  Disbursing Agent.................................. 19
                  Independent Auditors.............................. 19
                  Expenses of the Funds, Investment A Shares,
                  and Investment C Shares........................... 20
                  Brokerage Transactions............................ 20

         NET ASSET VALUE............................................ 20

         INVESTING IN THE FUNDS..................................... 21
                  Share Purchases................................... 21
                  Minimum Investment Required....................... 21
                  Investing In Investment A Shares.................. 21
                           Purchases at Net Asset Value............. 22
                           Dealer Concessions....................... 22
                           Reducing/Eliminating the Sales
                                    Charge...........................22
                           Quantity Discounts and
                                    Accumulated Purchases............23
                           Letter of Intent......................... 23
                           Fifth Third Bank Club 53, One
                                    Account Plus, One
                                    Account Gold, One
                                    Account Advantage and
                                    One Account Platinum
                                    Programs.........................23
                           Purchases with Proceeds from
                                    Redemptions of
                                    Unaffiliated Mutual Fund
                                    Shares...........................24
                           Purchases with Proceeds from
                                    Distributions of
                                    Qualified Retirement
                                    Plans or Other Trusts
                                    Administered by Fifth
                                    Third Bank...................... 24
                           Concurrent Purchases..................... 24
                  Investing in Investment C Shares.................. 24
                  Exchanging Securities for Fund Shares............. 24
                  Systematic Investment Program..................... 25
                  Certificates and Confirmations.................... 25
                  Dividends and Capital Gains....................... 25

         EXCHANGES.................................................. 25

         REDEEMING SHARES........................................... 26
                           By Telephone............................. 26

                                       I

                           By Mail.................................. 27
                  Systematic Withdrawal Program..................... 27
                  Accounts with Low Balances........................ 28
                  Contingent Deferred Sales Charge.................. 28

         SHAREHOLDER INFORMATION.................................... 29
                  Voting Rights..................................... 29
                  Massachusetts Law................................. 29

         EFFECT OF BANKING LAWS..................................... 29

         TAX INFORMATION............................................ 30
                  Federal Income Tax................................ 30
                  Additional Tax Information for National Tax
                           Free Bond Fund........................... 30

         PERFORMANCE INFORMATION.................................... 30

         ADDRESSES.................................................. 32

                                        II

SYNOPSIS

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the three Funds described herein. The Funds are designed for individuals and institutions as a convenient means of accumulating interests in professionally managed portfolios.

Shares of the following three Funds are offered in this prospectus:

         - Fountain Square Equity Income Fund ("Equity Income Fund") seeks to provide a high level of current income consistent with capital appreciation by investing primarily in high quality common stocks or convertible securities that have above-average current yield;

         - Fountain Square Fixed Income Fund ("Fixed Income Fund") seeks to provide a high level of current income by investing primarily in investment grade debt securities with remaining maturities of ten years or less; and

         - Fountain Square National Tax Free Bond Fund ("National Tax Free Bond Fund") seeks to provide a high level of current income that is exempt from federal regular income taxes by investing primarily in investment grade municipal securities.

For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50. Investment A Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Certain investors may purchase Investment A Shares at net asset value without the imposition of a sales charge. Investment C Shares of each Fund are sold at net asset value, but may be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months following purchase. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Fifth Third Bank (the "Advisor").

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds and may include securities considered derivative securities as described in this prospectus, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may include securities of companies in emerging growth countries and may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."

EXPENSES OF THE FUNDS
INVESTMENT A SHARES

                               INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price) .......................................4.50%

Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price) .......................................None

Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable) .......................................None

Redemption Fees (as a percentage of amount redeemed, if applicable) .......None

Exchange Fee ..............................................................None


                               INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

                                                       Equity    Fixed  National
                                                       Income   Income Tax Free
                                                        Fund     Fund  Bond Fund
                                                       ------   ------ ---------
Management Fees (after waivers)(1)                      ____%    ____%   ____%
12b-1 Fees (after waivers)(2)                           0.00%    0.00%   0.00%
Other Expenses (after waivers and/or reimbursements)(3) ____%    ____%   ____%
Total Investment A Shares Operating Expenses(4)         1.00%    0.75%   0.75%

(1) The management fee of the Equity Income Fund, Fixed Income Fund and National Tax Free Bond Fund have been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to the Equity Income Fund, the maximum management fee is 0.80%. With respect to the Fixed Income Fund and the National Tax Free Bond Fund, the maximum management fee is 0.55%

(2) As of the date of this prospectus, the Investment A Shares are not paying or accruing 12b-1 fees. Investment A Shares will not accrue or pay 12b-1 fees until a separate class of shares for certain trust or qualified plan customers of financial institutions is created or a determination is made that such investors will be subject to the 12b-1 fees. Investment A Shares can pay up to 0.35% as a 12b-1 fee to the distributor.

(3) Other expenses have been based on estimated amounts for the current fiscal year and have been reduced to reflect the voluntary waiver by the custodian.

(4) Total Investment A Shares Operating Expenses for the Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund are estimated to be ___%, ___%, and ___%, respectively, absent the voluntary waivers by the investment advisor and custodian and the waiver of 12b-1 fees.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE

DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

         You would pay the following expenses on a $1,000 investment in Investment A Shares assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.

                                Equity    Fixed    National
                                Income   Income   Tax Free
                                 Fund     Fund    Bond Fund
                                ------   ------   ---------
 1 Year .....................   $ --     $ --       $ --
 3 Years ....................   $ --     $ --       $ --


         THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUNDS
INVESTMENT C SHARES

                               INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on Purchases
(as a percentage of offering price) .......................................None

Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price) .......................................None

Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable)(1) ....................................1.00%

Redemption Fees (as a percentage of amount redeemed, if applicable) .......None

Exchange Fee ..............................................................None


                               INVESTMENT C SHARES
                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

                                                       Equity    Fixed  National
                                                       Income   Income Tax Free
                                                        Fund     Fund  Bond Fund
                                                       ------   ------ ---------
Management Fees (after waivers)(2)                      ____%    ____%   ____%
12b-1 Fees (after waivers)(3)                           0.50%    0.50%   0.50%
Administrative Service Fee                              0.25%    0.25%   0.25%
Other Expenses (after waivers and/or reimbursements)(4) ____%    ____%   ____%
Total Investment A Shares Operating Expenses(5)         1.75%    1.50%   1.50%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of the purchase date. (See "Contingent Deferred Sales Charge").

(2) The management fee of the Equity Income Fund, Fixed Income Fund, and National Tax Free Bond Fund have been reduced to reflect the voluntary waiver of a portion of the investment advisory fee by the investment advisor. The advisor can terminate this voluntary waiver at any time at its sole discretion. With respect to the Equity Income Fund, the maximum management fee is 0.80%. With respect to the Fixed Income Fund and the National Tax Free Bond Fund, the maximum management fee is 0.55%.

(3) The Investment C Shares of the Funds can pay up to 0.75% as a 12b-1 fee to the distributor.

(4) Other expenses have been based on estimated amounts for the current fiscal year and have been reduced to reflect the voluntary waiver by the custodian.

(5) Total Investment C Shares Operating Expenses for the Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund are estimated to be ____%, ____%, and ____%, respectively, absent the voluntary waivers by the investment advisor and custodian, and the waiver of a portion of the 12b-1 fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE

DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

         You would pay the following expenses on a $1,000 investment in Investment C Shares assuming (1) 5% annual return; (2) either redemption at the end of Year 1 or no redemption; and (3) payment of the maximum sales charge.



                                                      Equity    Fixed    National
                                                      Income    Income   Tax Free
                                                        Fund     Fund    Bond Fund
                                                      ------    ------   ---------
 1 Year (assuming redemption) .....................     $ --     $ --       $ --
 1 Year (assuming no redemption)...................     $ --     $ --       $ --
 3 Years ..........................................     $ --     $ --       $ --

     The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

PREDECESSOR COMMON TRUST FUNDS PERFORMANCE
INFORMATION

Each of the Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund will serve as the vehicle for the conversion of common trust funds that have been managed by Fifth Third Bank, the Funds' Advisor. Each of the converting common trust funds was managed with the same investment objective and substantially identical investment policies as the Fund into which they will convert. For this reason, the historic performance of the converting common trust funds is provided below. The gross performance of each common trust fund has been reduced to reflect the fees that are applicable to the Fund into which it will convert. Of course, past performance of the common trust funds may not be indicative of future results of the Funds.

                                                                        Annualized
                                                                       Total Return*
     Equity Income Fund
[Successor to Equity Fund (Income)]                           1yr      3yrs     5yrs    10yrs
-----------------------------------
     Investment A Shares                                      ____     ____     ____    ____
     Investment C Shares                                      ____     ____     ____    ____

     Fixed Income Fund
[Sucessor to Taxable Bond Fund]
-------------------------------
     Investment A Shares                                      ____     ____     ____    ____
     Investment C Shares                                      ____     ____     ____    ____

  National Tax Free Bond Fund
[Sucessor to Tax-Free Bond Fund]
--------------------------------
     Investment A Shares                                      ____     ____     ____    ____
     Investment C Shares                                      ____     ____     ____    ____

*Annualized Total Returns are calculated based upon the last fiscal year-ends of each predecessor common trust fund, as follows: Equity Fund (Income): November 30, 1995; Taxable Bond Fund: March 31, 1996; and Tax Free Bond Fund: April 30, 1996.

OBJECTIVE OF EACH FUND

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this combined prospectus and in the Combined Statement of Additional Information.

EQUITY INCOME FUND

The investment objective of the Equity Income Fund is to provide a high level of current income consistent with capital appreciation. The Equity Income Fund pursues its investment objective by investing in a diversified portfolio of high quality common stocks or convertible securities that have above-average current yield. The Equity Income Fund focuses its investment in income producing stocks to help moderate stock market volatility. These stocks are characterized by relatively high dividend yields and dividend growth potential above inflation. Under normal market conditions, the Equity Income Fund will invest at least 65% of its assets in income producing equity securities.

ACCEPTABLE INVESTMENTS. The securities in which the Equity Income Fund invests include, but are not limited to, the following:

     - common stock of U.S. companies which are listed on the New York or American Stock Exchanges, or traded in the over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies.

     - American Depository Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Equity Income Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments"); and

     - Convertible securities rated in the four highest rating categories by a nationally recognized statistical rating organization (a "NRSRO") (e.g., at least BBB by Standard & Poors Rating Group or Baa by Moody's Investors Service, Inc.) or, if not rated, are determined to be of comparable quality by the Advisor. Downgrades will be evaluated on a case-by-case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

In addition, the Equity Income Fund may borrow money; lend portfolio securities; invest in restricted and illiquid securities and warrants; enter into repurchase agreements; and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Equity Income Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

FIXED INCOME FUND

The investment objective of the Fixed Income Fund is to provide a high level of current income. The Fixed Income Fund pursues its investment objective by investing in a diversified portfolio of investment grade debt securities with remaining maturities of ten years or less. Under normal market conditions, the Fixed Income Fund will invest at least 65% of its assets in fixed income debt securities.

ACCEPTABLE INVESTMENTS. The Fixed Income Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

     - domestic issues of corporate debt obligations rated in the four highest rating categories by a NRSRO, or unrated bonds that are determined by the Advisor to be comparable quality. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

     - U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

     - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (See "Government Securities"); and

     - collateralized mortgage obligations (See "Collateralized Mortgage Obligations").

The Fixed Income Fund does not intend to invest in corporate bonds rated below Baa by Moody's or BBB by S&P.

In addition, the Fixed Income Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies").

INVESTMENT LIMITATIONS. The Fixed Income Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

NATIONAL TAX FREE BOND FUND

The investment objective of the National Tax Free Bond Fund is to provide a high level of current income that is exempt from federal regular income taxes. The National Tax Free Bond Fund pursues its objective by investing primarily in a diversified portfolio of investment grade municipal securities. Interest income of the National Tax Free Bond Fund that is exempt from federal regular income taxes retains its exempt status when distributed to shareholders. Income distributed by the National Tax Free Bond Fund may not necessarily be exempt from state or municipal taxes.

ACCEPTABLE INVESTMENTS. The municipal securities in which the National Tax Free Bond Fund invests are:

     - debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

     - participation interests, as described below, in any of the above obligations.

As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the National Tax Free Bond Fund's net assets will be invested in municipal securities, as defined above.

In addition, the National Tax Free Bond Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in put and call options, futures, options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies")

CHARACTERISTICS. The municipal securities which the National Tax Free Bond Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Advisor may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. Downgrades will be evaluated on a case by case basis by the Advisor. The Advisor will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

PARTICIPATION INTEREST. The National Tax Free Bond Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the National Tax Free Bond Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Advisor has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above.

TEMPORARY INVESTMENTS. The National Tax Free Bond Fund normally invests its assets so that at least 80% of its net assets are invested in obligations the interest from which is exempt from federal regular income taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in taxable temporary investments. These temporary investments include: notes issued by or on behalf of corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

There are no rating requirements applicable to temporary investments. However, the Advisor will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments
- Characteristics" if rated, or if unrated, those which the Advisor judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT LIMITATIONS. The National Tax Free Bond Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, all of the Funds will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

All of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Advisor or Sub-Advisor deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of their total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

OPTIONS AND FUTURES

The Funds may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund may purchase put options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

A Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Advisor.

OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

FUTURES AND OPTIONS ON FUTURES. The Funds may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Equity Income Fund and the Fixed Income Fund may also purchase and sell stock index futures to hedge against changes in prices.

The Funds will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

A Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.

The Funds may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Funds may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Advisor's ability to predict pertinent market movements, and the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Advisor's judgment in this respect will be correct.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

EQUITY INVESTMENT CONSIDERATIONS

With respect to the Equity Income Fund, as with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. Because the Equity Income Fund may invest in small or medium capitalization stocks, there are some additional risk factors associated with investments in this Fund.

In particular, stocks in the small or medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, such companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small or medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of such companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

GOVERNMENT SECURITIES

The Funds may invest in securities that are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and

     - obligations of U.S. government agencies or instrumentalities such as Federal Home Lona Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described below.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     -    the credit of the agency or instrumentality.

FOREIGN INVESTMENTS

Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. A number of considerations are relevant to the ability of the Equity Income Fund to invest in ADRs. Significant differences between investing in foreign and U.S. companies include:

-    less publicly available information about foreign companies;

- the lack of uniform financial accounting standards applicable to foreign companies;

-    less readily available market quotations on foreign companies;

- differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

- differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

- generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);

-    the likelihood that foreign securities may be less liquid or more volatile;

-    foreign brokerage commissions may be higher;

-    unreliable mail service between countries; and

- political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).

DERIVATIVE SECURITIES

The Funds may invest in securities that may be described as "derivative" securities. These securities "derive" their value from changes in the value of an underlying security, currency, commodity, or index, and may include asset-backed securities; mortgage-backed securities (such as collateralized mortgage obligations, described below); or futures, forward, option and swap contracts.

Derivative securities can be used to reduce or increase the volatility of an investment portfolio's performance. While derivative securities may respond to market changes differently than the securities, currencies, commodities, or indices that underlie them, they do not necessarily present greater market risk than the underlying investments.

The Funds that utilize investment contracts or securities that may be deemed to be derivative securities may do so only subject to the limitations described in this prospectus. For example, the Funds that invest in put options may do so only as a hedge to attempt to protect securities that they hold against decreases in value. The Funds that write call options may do so only on securities held in their portfolios or on securities that they have a right to obtain without payment of additional consideration. When the International Equity Fund deals in options on foreign currencies, securities, and securities indices, and on future contracts, it does so to manage interest rate and currency risks. These and other investment practices are fully described above, including limitations on the amount of assets that may be invested in these securities and rating requirements, if applicable.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Fixed Income Fund may invest in collateralized mortgage obligations ("CMO's") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest in guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal.

The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other branches, or order to reduce the risk of prepayment for the other branches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

BOND RATINGS

Bonds rated in the fourth highest rating category by a NRSRO (e.g., BBB by Standard & Poors Rating Group or Baa by Moody's Investors Service, Inc.) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doings so.

TEMPORARY INVESTMENTS

For defensive purposes only, the Funds may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

     - domestic issues of corporate debt obligations including variable rate demand notes;

     -    commercial paper and other money market instruments;

     - securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

     -    instruments of domestic and foreign banks; and

     -    repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A

Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

COMMERCIAL PAPER. The Funds may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Funds may acquire instruments of domestic banks and foreign banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC").

In addition, all of the Funds may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis.

FOUNTAIN SQUARE FUNDS INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust investment decisions for the Funds are made by Fifth Third Bank, the Funds' Advisor, subject to direction by the Trustees. The Advisor continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

ADVISORY FEES. The Advisor receives an investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: the Equity Income Fund - 0.80%; the Fixed Income Fund and the National Tax Free Bond Fund-0.55%. The fee paid by the Equity Income Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with a similar objective and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Advisor from time to time. The Advisor has undertaken to waive up to the amount of the advisory fee, for operating expenses, in excess of limitations established by certain states. The Advisor may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISOR'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1996, Fifth Third Bank and its affiliates managed assets in excess of $8.9 billion on a discretionary basis and provided custody services for additional assets in excess of $76.1 billion.

Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 13 such pools with total assets of over $1.01 billion. Fifth Third Bank has managed mutual funds since 1988.

As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

PORTFOLIO MANAGERS' BACKGROUND. Steven E. Folker is the Chief Equity Strategist for Fifth Third Trust and Investment Services and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Equity Income Fund since its inception. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in July 1992, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.

Roberta Tucker is Chief Fixed Income Strategist for Fifth Third Trust and Investment Services, a division of Fifth Third Bank. Ms. Tucker has more than 14 years of investment experience and has been the portfolio manager for the Fixed Income Fund and the National Tax Free Bond Fund since their inception. Ms. Tucker is a member of AIMR and Financial Analyst Society. Prior to joining Fifth Third Bank in June of 1996, Ms. Tucker was a Vice President at Westridge Capital Management in Santa Barbara, California from May 1994 through May 1996. Prior to that, she was a Vice President and Senior Fund Manager with Banc One Investment Advisors since 1987.

DISTRIBUTION OF SHARES OF THE FUNDS

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Investment C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Investment A Shares and Investment C Shares may pay a fee to the distributor in an amount computed at an annual rate of up to
 .35% and .75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Investment A Shares and Investment C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan. The Funds will not accrue or pay distribution expenses pursuant to the Distribution Plan with respect to Investment A Shares until a separate class of shares has been created for certain trust or employee benefit customers of Fifth Third Bank or a determination is made that such investors will be subject to the distribution expenses.

ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)

In addition, the Funds have entered into an Administrative Services Agreement with respect to Investment C Shares with Fifth Third Bank, under which the Funds may make payments up to 0.25 of 1% of the average daily net asset value of Investment C Shares to obtain certain administrative services for shareholders and for the maintenance of shareholder accounts ("Administrative Services"). Under the Administrative Services Agreement, Fifth Third Bank will either perform Administrative Services directly or will select certain firms to perform Administrative Services, for which such firms may receive all or a portion of the Administrative Services fee.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Administrative Services Agreement, BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

              MAXIMUM                        AVERAGE AGGREGATE DAILY
         ADMINISTRATIVE FEE                  NET ASSETS OF THE FUND
         ------------------                  ----------------------
               .10%                          of the first $1 billion
               .08%                          of the next $1 billion
               .07%                          in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUNDS, INVESTMENT A SHARES, AND INVESTMENT C SHARES

Holders of Investment A Shares and Investment C Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: registering the Fund and Investment A Shares and Investment C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Investment A Shares and Investment C Shares as classes are expenses under the Trust's Distribution Plan and fees for Administrative Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Investment A Shares and Investment C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Investment A Shares and Investment C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Investment A Shares and Investment C Shares; legal fees relating solely to Investment A Shares or Investment C Shares; and Trustees' fees incurred as a result of issues related solely to Investment A Shares or Investment C Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisor may give consideration to those firms which have sold or are selling shares of the Fund. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE

The net asset value per share of each Fund fluctuates daily. The net asset value for Shares of each Fund is determined by adding the interest of each class of Shares in the market value of all securities and other assets of each Fund, subtracting the interest of each class of Shares in the liabilities of such Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of Shares of the Funds is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received.

INVESTING IN THE FUNDS

The Funds offer investors two classes of Shares that either carry sales loads or contingent deferred sales charges in different forms and amounts and which bear different levels of expense.

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. Purchases of Fund Shares may not be available to investors in all states.

Shares of the Funds may be purchased either through a financial institution (such as a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Funds toll-free at (888) 799-5353.

Purchase orders must be received by the Funds by 2:30 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Payment may be made to the Funds' custodian either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Funds receive the check. When payment is made with federal funds, the order is considered received when federal funds are received by the Funds. Federal funds should be wired to the Funds as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fountain Square Funds Department; For Credit to:
(shareholder name and account number); For Further Credit to: Fountain Square (Name of Fund and applicable Class of Shares). Investors not purchasing directly from the Funds should consult their financial institutions for wiring instructions. Orders placed through financial institutions must be received by the financial institution and transmitted to the Funds before 2:30 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares of a Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INVESTMENT A SHARES

Investment A Shares of the Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                               SALES CHARGE AS  SALES CHARGE AS
                                                 A PERCENTAGE    A PERCENTAGE
                                                  OF PUBLIC      OF NET AMOUNT
    AMOUNT OF TRANSACTION                      OFFERING PRICE      INVESTED
    ---------------------                      --------------      --------
Less than $50,000..............................     4.50%            4.71%
$50,000 but less than $100,000.................     4.00%            4.17%
$100,000 but less than $150,000................     3.00%            3.09%
$150,000 but less than $250,000...............      2.00%            2.04%
$250,000 but less than $500,000................     1.00%            1.01%
$500,000 or more...............................     0.00%            0.00%

The net asset value for the Funds is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. No orders to purchase or redeem Shares are processed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Investment A Shares of the Funds may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and their spouses and children under 21; Fountain Square Fund Trustees; clients of Fifth Third Bank who make purchases through the Trust and Investment Division; and registered representatives and employees of the distributor and broker-dealers who have entered into sales agreements with the distributor, as well as their spouses and children under 21. Investment A Shares may also be purchased at net asset value by qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements with respect to number of employees or amount of purchase which may be established by the distributor. Finally, no sales load is imposed for Investment A Shares purchased by broker-dealers, investment advisors, or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services.

DEALER CONCESSIONS. For sales of Investment A Shares of a Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling Investment A Shares of the Funds, all or a portion of the sales charge it normally retains. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund Investment A Shares sold.

The sales charge for Investment A Shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of Investment A Shares.

REDUCING/ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Investment A Shares through:

     -   quantity discounts and accumulated purchases;

     -   signing a 13-month letter of intent;

     - Fifth Third Bank's Club 53, One Account Plus, One Account Gold, One Account Advantage, or One Account Platinum Programs;

     - purchases with proceeds from redemptions of unaffiliated mutual fund shares;

     - purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

     -    concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of a Fund's Investment A Shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Investment A Shares of a Fund is made, the distributor will aggregate such additional purchases with previous purchases of Investment A Shares of the Funds provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns Investment A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment A Shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund Investment A Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund Investment A Shares, is not purchased. In this event, an appropriate number of escrowed Investment A Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD, ONE ACCOUNT ADVANTAGE AND ONE ACCOUNT PLATINUM PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, One Account Advantage or One Account Platinum through Fifth Third Bank are eligible for a reduced sales charge on the purchase of Investment A Shares of the Funds. Shareholders should consult their Fifth Third Securities Representative for details about these account programs.

The reduced sales charges applicable to the accounts are as follows:

                                     SALES CHARGE AS       SALES CHARGE AS
                                      A PERCENTAGE          A PERCENTAGE
                                        OF PUBLIC           OF NET AMOUNT
AMOUNT OF TRANSACTION                OFFERING PRICE           INVESTED
---------------------                --------------           --------
Less than $50,000 ..................     3.97%                  4.13%
$50,000-$99,999 ....................     3.47%                  3.59%
$100,000-$149,999 ..................     2.47%                  2.53%
$150,000-$249,999 ..................     1.47%                  1.49%
$250,000-$499,999 ..................     0.47%                  0.47%
$500,000 or more ...................     0.00%                  0.00%

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in Investment A Shares of one of the Funds of the Trust with a sales charge, and $30,000 in Investment A Shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, the Funds must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.

INVESTING IN INVESTMENT C SHARES

Investment C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge." Investment C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Investment A Shares of the Funds due to the imposition of the 12b-1 fee and the Administrative Services fee.

No orders to purchase or redeem Investment C Shares are processed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund Shares. The securities and any cash must have a market value of at least $25,000. The Funds reserve the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by a Fund, they are valued in the same manner as a Fund values its assets. Investors wishing to exchange securities should first contact the Funds.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund Shares at the net asset value next determined after an order is received by the Funds, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting the Funds.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a Share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund.

Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund, dividends are declared and paid monthly.

EXCHANGES

A shareholder may exchange Shares of one Fund for Shares of the same class of any of the other Funds in the Trust by calling or sending a written request to the Funds.

Shareholders may exchange Shares of one Fund for Shares of the same class of any of the other Funds in the Trust by calling the Funds toll-free at (888) 799-5353 or sending a written request to the Funds. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange Shares of one Fund for Shares of the same class of any of the other Funds will be executed by redeeming the Shares owned at net asset value and purchasing Shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 2:30 p.m. (Eastern time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 2:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange. When exchanging into and out of Investment C Shares of the Funds in the Trust, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of Shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where Shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES

Each Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Telephone or written requests for redemption must be received in proper form as described below and can be made through a shareholder's financial representative or directly through the Fund. Orders placed through financial institutions must be received by the financial institution and transmitted to the Funds before 2:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Funds, provided the Funds have received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received before 2:30 p.m. (Eastern time), a check will be sent to the address of record. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days after receipt of a proper request for redemption has been received provided the Fund or its agents have received payment for Shares from the shareholder. If at any time a Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone requests must be completed. Authorization forms and information on this service are available from the Funds or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem Shares by sending a written request to:

                  Fifth Third Bank
                  Fountain Square Funds Redemptions 1090EC
                  38 Fountain Square Plaza
                  Cincinnati, OH  45263

The written request should include the shareholder's name, the Fund and applicable Class name, the account number, the Share or dollar amount requested and the proper endorsement. Shareholders should call the Funds for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for Shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund Shares, and the fluctuation of the net asset value of Fund Shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through their financial representative or by contacting the Funds. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program. A contingent deferred sales charge may be imposed on Investment C Shares redeemed under the Program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, a Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Investment C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Investment C Shares at the time of purchase or the net asset value of the redeemed Investment C Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for fewer than one full year from the date of purchase, on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other funds in the Trust (see "Exchanges"). Any contingent deferred sales charge imposed at the time the exchanged for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of a shareholder; (2) redemptions representing distributions from an Individual Retirement Account or other retirement plan to a shareholder; and (3) involuntary redemptions by a Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and registered representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of a Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. The Trustees reserve the right to discontinue any elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Investment C Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Funds' prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify the transfer agent in writing that he is entitled to such elimination.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding Shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of a Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of a Fund.

In the unlikely event a shareholder of a Fund is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of a Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of a Fund.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Funds' Advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR NATIONAL TAX FREE BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their Shares.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

PERFORMANCE INFORMATION

From time to time, the Funds advertise total return and yield for each class of Shares. In addition, the National Tax Free Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares of a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares of a Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yield of the National Tax Free Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the actual yield of each class of Shares of the Fund, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for each class of Shares of the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of Shares to certain indices.


ADDRESSES
     Fountain Square Equity Income Fund                       Fountain Square Funds
     Fountain Square Fixed Income Fund                        c/o Fifth Third Bank
     Fountain Square National Tax Free Bond Fund              38 Fountain Square Plaza
                                                              Cincinnati, Ohio  45263

Investment Advisor
     Fifth Third Bank                                         38 Fountain Square Plaza
                                                              Cincinnati, Ohio  45263

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
     Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio  45263

Distributor and Administrator
     BISYS Fund Services, L.P.                                3435 Stelzer Road
                                                              Columbus, Ohio 43219

Independent Auditors
     Ernst & Young LLP                                        1300 Chiquita Center
                                                              250 East Fifth Street
                                                              Cincinnati, Ohio 45202

                              FOUNTAIN SQUARE FUNDS
                               INVESTMENT A SHARES
                               INVESTMENT C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

This Combined Statement of Additional Information relates only to the following three portfolios (the "Funds") of Fountain Square Funds (the "Trust"):

         -        Fountain Square Equity Income Fund;
         -        Fountain Square Fixed Income Fund; and
         -        Fountain Square National Tax Free Bond Fund

This Combined Statement of Additional Information should be read with the combined prospectus for Investment A Shares and Investment C Shares of the Funds dated January 11, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, you may write the Trust or call toll-free (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

                        Statement dated January 11, 1997

TABLE OF CONTENTS

         GENERAL INFORMATION ABOUT THE TRUST.........................  1

         INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS..............  1
                  Types of Investments...............................  1
                  Repurchase Agreements..............................  7
                  Reverse Repurchase Agreements......................  7
                  When-Issued and Delayed Delivery
                          Transactions...............................  7
                  Lending of Portfolio Securities....................  7
                  Restricted And Illiquid Securities.................  7
                  Portfolio Turnover.................................  8
                  Investment Limitations.............................  8

         FOUNTAIN SQUARE FUNDS MANAGEMENT............................ 13
                  Officers and Trustees.............................. 13
                  Trust Ownership.................................... 14
                  Trustees' Compensation............................. 14
                  Trustee Liability.................................. 15

         INVESTMENT ADVISORY SERVICES................................ 15
                  Advisor to the Trust............................... 15
                  Advisory Fees...................................... 15
                  Transfer Agent and Dividend Disbursing
                          Agent...................................... 16

         BROKERAGE TRANSACTIONS...................................... 16

         PURCHASING SHARES........................................... 17
                  Distribution Plan and Administrative
                          Services Agreement
                          (Investment C Shares Only)................. 17
                  Conversion to Federal Funds........................ 18
                  Exchanging Securities for Fund Shares.............. 18

         DETERMINING NET ASSET VALUE................................. 18
                  Determining Market Value of Securities............. 18
                  Valuing Municipal Bonds............................ 19
                  Use of Amortized Cost.............................. 19

         REDEEMING SHARES............................................ 19
                  Redemption in Kind................................. 19

         TAX STATUS.................................................. 20
                  The Funds' Tax Status.............................. 20
                  Shareholders' Tax Status........................... 20
                  Capital Gains...................................... 20
                  Foreign Taxes...................................... 21

         TOTAL RETURN................................................ 21

         YIELD....................................................... 21
                  Tax Equivalency Table.............................. 21

         PERFORMANCE COMPARISONS..................................... 22

         APPENDIX.................................................... 25

GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This Combined Statement of Additional Information relates only to Investment A Shares and Investment C Shares (individually and collectively referred to as "Shares," as the context may require) of the following three Funds: Fountain Square Equity Income Fund ("Equity Income Fund"), Fountain Square Fixed Income Fund ("Fixed Income Fund"), and Fountain Square National Tax Free Bond Fund ("National Tax Free Bond Fund").

The Funds are advised by Fifth Third Bank (the "Advisor").

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The combined prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS

                  The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may invest, for defensive purposes and on a temporary basis, in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         FUTURES AND OPTIONS TRANSACTIONS

                  The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

                  As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

                  The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

                  FUTURES CONTRACTS. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

                  Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

                  The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The Equity Income Fund and the Fixed Income Fund may also invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

                  STOCK INDEX OPTIONS. The Equity Income Fund and the Fixed Income Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

                  The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Equity Income Fund's or the Fixed Income Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Equity Income Fund or the Fixed Income Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Equity Income Fund or the Fixed Income Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

                  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may purchase listed put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates.

                  Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

                  Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

                  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

                  In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

                  Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

                  LIMITATION ON OPEN FUTURES POSITIONS. The Equity Income Fund, the Fixed Income Fund, or the National Tax Free Bond Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                  "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

                  A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.

                  The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

                  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

                  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

                  OVER-THE-COUNTER OPTIONS. The Equity Income Fund, the Fixed Income Fund, and the National Tax Free Bond Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMO"S)

                  The Fixed Income Fund may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

                  The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         CONVERTIBLE SECURITIES

                  The Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Equity Income Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         WARRANTS

                  The Equity Income Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         MUNICIPAL SECURITIES

                  The National Tax Free Bond Fund may invest in municipal securities which have the characteristics set forth in the prospectus. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to sell the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

                  Examples of municipal securities are:

                  - governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;

                  -        municipal notes and tax-exempt commercial paper;

                  -        serial bonds;

                  - tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

                  - bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;

                  - pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

                  -        general obligation bonds.

                  PARTICIPATION INTERESTS. The National Tax Free Bond Fund may invest in participation interests. The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

                  VARIABLE RATE MUNICIPAL SECURITIES. The National Tax Free Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

                  MUNICIPAL LEASES. The National Tax Free Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

                  TEMPORARY INVESTMENTS. The National Tax Free Bond Fund may also invest in temporary investments, such as repurchase agreements and reverse repurchase agreements, during times of unusual market conditions for defensive purposes.

                  From time to time, such as when suitable municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.

REPURCHASE AGREEMENTS

The Funds require their custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         -        the frequency of trades and quotes for the security;

         - the number of dealers willing to purchase or sell the security and the number of other potential buyers:

         -        dealer undertakings to make a market in the security: and

         - the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The Funds estimate that their rate of portfolio turnover will, generally, not exceed 100%.

INVESTMENT LIMITATIONS

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

                  The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the National Tax Free Bond Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         LENDING CASH OR SECURITIES

                  The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

                  The National Tax Free Bond Fund may, however, acquire temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations or its Declaration of Trust.

         INVESTING IN COMMODITIES

                  None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of the National Tax Free Bond Fund) may engage in transactions involving futures contracts or options on futures contracts.

         INVESTING IN REAL ESTATE

                  None of the Funds will purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS

                  With respect to 75% of the value of their respective total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

         CONCENTRATION OF INVESTMENTS

                  The Equity Income Fund and the Fixed Income Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

                  The National Tax Free Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

         UNDERWRITING

                  A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

         SELLING SHORT AND BUYING ON MARGIN

                  The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

                  The deposit or payment by the Funds (with the exception the National Tax Free Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS

                  The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable,
                  (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         DEALING IN PUTS AND CALLS

                  The National Tax Free Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

         INVESTING IN RESTRICTED SECURITIES

                  The Funds will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN ILLIQUID SECURITIES

                  The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

                  The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis. The Advisors will waive their investment advisory fee and sub-advisory fees on assets invested in securities of open-end investment companies.

         INVESTING IN NEW ISSUERS

                  The Equity Income Fund and the Fixed Income Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

                  The National Tax Free Bond Fund will not invest more that 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

                  A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         INVESTING IN MINERALS

                  A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

         ARBITRAGE TRANSACTIONS

                  A Fund will not enter into transactions for the purpose of engaging in arbitrage.

         PURCHASING SECURITIES TO EXERCISE CONTROL

                  A Fund will not purchase securities of a company for the purpose of exercising control or management.

         INVESTING IN WARRANTS

                  The Equity Income Fund may not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The National Tax Free Bond Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

FOUNTAIN SQUARE FUNDS MANAGEMENT

OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

Albert E. Harris
5905 Graves Road
Cincinnati, OH  45243
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993)




Edward Burke Carey
394 East Town Street
Columbus, OH  43215
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors




Lee A. Carter
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH  45202
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993)

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.



George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc.; from July 1991 to December 1992, employee of PNC Financial Corporation.



Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.



TRUST OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares of each Fund.

TRUSTEES' COMPENSATION

NAME                                        AGGREGATE
POSITION WITH                               COMPENSATION FROM
TRUST                                       TRUST*+



J. Christopher Donahue              $     0

Former Trustee, President and Treasurer@

Edward Burke Carey                          $ 7,800
Trustee

Lee A. Carter                               $ 7,800
Trustee

Albert E. Harris                            $ 7,800
Trustee


*Information is furnished for the fiscal year ended July 31, 1996. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.

@Mr. Donahue resigned as Trustee, President and Treasurer of the Trust effective December 1, 1995.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISOR TO THE TRUST

The Trust's advisor is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.

The Advisor shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.

ADVISORY FEES

For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.

ADMINISTRATIVE SERVICES

BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provides administrative services to the Funds for the fees set forth in the prospectus.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P.

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor and may include:

         -      advice as to the advisability of investing in securities;

         -      security analysis and reports;

         -      economic studies;

         -      industry studies;

         -      receipt of quotations for portfolio evaluations; and

         -      similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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

Research services provided by brokers may be used by the Advisor in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

PURCHASING SHARES

Shares of the Funds are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares or Investment C Shares of the Funds is explained in the prospectus under "Investing in the Funds."

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT
C SHARES ONLY)

With respect to Investment A Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

As of the date of this Statement of Additional Information, the Funds are not accruing or paying 12b-1 fees for either Investment A Shares or Investment C Shares. The Funds do not intend to accrue or pay 12b-1 fees with respect to Investment A Shares until either separate classes of shares have been created for certain fiduciary investors for the Funds or a determination is made that such investors will be subject to the 12b-1 fees.

With respect to Investment C Shares, an Administrative Services Agreement permits the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C

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

Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

DETERMINING NET ASSET VALUE

Net asset values of the Funds generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the Funds' portfolio securities (with the exception of the National Tax Free Bond Fund) are determined as follows:

         - for equity securities, according to the last sale price on a national securities exchange, if available;

         - in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         -     for unlisted equity securities, the latest bid prices;

         - for bonds and other fixed income securities, as determined by an independent pricing service;

         - for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

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

         - for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

VALUING MUNICIPAL BONDS

With respect to the National Tax Free Bond Fund, the Fund utilizes use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments,

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

valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         - derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         - derive less than 30% of its gross income from the sale of securities held less than three months;

         -     invest in securities within certain statutory limits; and

         - distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

With respect to the Equity Income Fund and the Fixed Income Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to the National Tax Free Bond Fund, no portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

With respect to the Equity Income Fund and the Fixed Income Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

With respect to the National Tax Free Bond Fund, capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         -     the availability of higher relative yields;

         -     differentials in market values;

         -     new investment opportunities;

         -     changes in creditworthiness of an issuer; or

         -     an attempt to preserve gains or limit losses.

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

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned shares. Any loss by a shareholder on shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

FOREIGN TAXES

Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.

TOTAL RETURN

The average annual total return for the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

TAX EQUIVALENCY TABLE

The National Tax Free Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

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

                        Taxable Yield Equivalent For 1996

         Federal Tax Bracket:

               15.00%      28.00%        31.00%          36.00%         39.60%

Single         $1         $23,351        56,551         117,951        OVER
Return         23,350      56,550       117,950         256,500        256,500

Tax-Exempt
Yield                   Taxable Yield Equivalent

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as:

         -     portfolio quality;

         -     average portfolio maturity;

         -     type of instruments in which the portfolio is invested;

         - changes in interest rates and market value of portfolio securities;

         -     changes in each Fund's expenses; and

         -     various other factors

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         - LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Fixed Income Fund)

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

         - LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

         - LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Fixed Income Fund)

         - LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB (Fixed Income Fund).

         - MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Fixed Income Fund)

         - MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e. BBB/Baa or better). (Fixed Income Fund)

         - DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Equity Income Fund)

         - STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Equity Income Fund)

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

         - S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Equity Income Fund)

         - SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Fixed Income Fund)

         - LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX is comprised of 2,900 issues which include fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, have been issued within the last five years, and have a minimum Moody's debt rating of BAA. (National Tax Free Bond Fund)

         - LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Fixed Income Fund)

         - MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertisements and other sales literature for the Funds may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

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

APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

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

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C.     OTHER INFORMATION.
Item 24.    Financial Statements and Exhibits:

            (a) Financial Statements incorporated by reference to the Annual Report to Shareholders of the Fountain Square
                   Funds dated July 31, 1996 (File No. 811-5669).
            (b)    Exhibits:
                   (1)   Conformed Copy of Declaration of Trust of
                         the Registrant including Amendments No. 1
                         through 7 (4);
                         (i)     Conformed copy of Amendment No. 8 to the
                                 Declaration of Trust+;
                         (ii)    Conformed copy of Amendment No. 9 to the
                                 Declaration of Trust(7);
                         (iii)   Conformed copy of Amendment No. 10 to the
                                 Declaration of Trust*;
                   (2)   Copy of By-Laws of the Registrant (4);
                   (3)   Not applicable;
                   (4)   Not applicable;
                   (5)   (i)     Conformed Copy of Investment
                                 Advisory Contract of the Registrant
                                 through and including Exhibit J (4);
                         (ii)    Conformed Copy of Sub-Advisory
                                 Agreement (1);
                   (6)   (i)     Conformed Copy of
                                 Distributor's Contract of the
                                 Registrant (6);
                         (ii)    Copy of Administrative Service
                                 Agreement of the Registrant*;
                   (7)   Not applicable;
                   (8)   Conformed Copy of Custody Agreement of the
                         Registrant (4);
                   (9)   Conformed Copy of Agency Agreement of the
                         Registrant (4);
                   (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (5);
                   (11)  Not applicable;
                   (12)  Not applicable;
                   (13)  Conformed Copy of Initial Capital Understanding (4);
                   (14)  Not applicable;
                   (15)  (i)     Conformed Copy of Distribution Plan through
                                 and including Exhibits A and B (6);
                         (ii)    Form of Rule 12b-1 Agreement (6);




----------------------------
+      All exhibits have been filed electronically.

*      To be filed by Amendment.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed September 24, 1993.
       (File Nos. 811-5669 and 33-24848).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995.
       (File Nos. 811-5669 and 33-24848).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on or about September 30, 1995. (File Nos. 811-5669 and 33-24848).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

                     (16)     (i)     Copy of Schedule for Computation of Fund
                                      Performance Data for Fountain Square
                                      Balanced Fund (3);

                              (ii) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Commercial Paper Fund (4);

                              (iii) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Government Cash Reserves Fund (4);

                              (iv) Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                      Mid Cap Fund (3);

                              (v) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Quality Bond Fund (3);

                              (vii) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Quality Growth Fund (3);

                              (viii) Copy of Schedule for Computation of Fund Performance Data for Fountain Square Ohio Tax Free Bond Fund (2);

                              (ix) Copy of Schedule for Computation of Fund Performance Data for Fountain Square U.S. Government Securities Fund (3);

                              (x)     Copy of Schedule for Computation of
                                      Fund Performance Data for Fountain Square
                                      U.S. Treasury Obligations Fund (4);

                              (xi) Copy of Schedule for Computation of Fund Performance Data for Fountain Square International Equity Fund (4);

                     (17)     Copy of Financial Data Schedule(+);
                     (18)     Copy of Multiple Class Plan (6);
                     (19)     (i)     Conformed copy of Power of Attorney (6);
                              (ii)    Consent of Howard & Howard Attorneys,
                                      P.C.+;

-----------------------------
+        All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed September 24, 1993. (File Nos. 811-5669 and 33-24848).

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 25, 1993. (File Nos. 811-5669 and 33-24848).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995. (File Nos. 811-5669 and 33-24848).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 811-5669 and 33-24848).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File Nos. 811-5669 and 33-24848).

Item 25.      Persons Controlled by or Under Common Control with Registrant:

              None

Item 26.      Number of Holders of Securities:

              Shares of beneficial interest          Number of Records Holders
              (no par value)                           as of August 31, 1996
              --------------                           ---------------------

U.S. Government Securities Fund                                551
  Investment A Shares                                          9
  Investment C Shares

Quality Bond Fund                                              1430
  Investment A Shares                                          11
  Investment C Shares

Ohio Tax Free Bond Fund                                        416
  Investment A Shares                                          7
  Investment C Shares

Quality Growth Fund                                            2939
  Investment A Shares                                          61
  Investment C Shares

Mid Cap Fund                                                   2233
  Investment A Shares                                          29
  Investment C Shares

Balanced Fund                                                  1581
  Investment A Shares                                          33
  Investment C Shares

U.S. Treasury Obligations Fund                                 2237

International Equity Fund                                      1798
  Investment A Shares                                          10
  Investment C Shares

Government Cash Reserves Fund
         Trust Shares                                          3158
         Investment Shares                                     3501

Commercial Paper Fund
         Trust Shares                                          3026
         Investment Shares                                     2110

Item 27.          Indemnification:  (8)

-------------------------

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991. (File Nos. 811-5669 and 33-24848).



Item 28.          Business and Other Connections of Investment Adviser:

==========================================================================================================================
                                                                                             Other Substantial

                                                     Position with                         Business, Profession,
                 Name                                  the Adviser                        Vocation or Employment

--------------------------------------------------------------------------------------------------------------------------
Clement L. Buenger                       Director

--------------------------------------------------------------------------------------------------------------------------
George A. Schaefer, Jr.                  President, Chief Executive Officer
                                         and Director

--------------------------------------------------------------------------------------------------------------------------
George W. Landry                         Executive Vice President and Cashier

--------------------------------------------------------------------------------------------------------------------------
Stephen J. Schrantz                      Executive Vice President

--------------------------------------------------------------------------------------------------------------------------
P. Michael Brumm                         Executive Vice President and Chief
                                         Financial Officer

--------------------------------------------------------------------------------------------------------------------------
Michael K. Keating                       Executive Vice President, and
                                         Secretary

--------------------------------------------------------------------------------------------------------------------------
Thomas B. Donnell                        Chairman, Fifth Third Bank of
                                         Northwestern Ohio and Director

--------------------------------------------------------------------------------------------------------------------------
Robert P. Niehaus                        Executive Vice President

--------------------------------------------------------------------------------------------------------------------------
Michael D. Baker                         Executive Vice President

--------------------------------------------------------------------------------------------------------------------------
Henry W. Hobson, III                     Senior Vice President

--------------------------------------------------------------------------------------------------------------------------
J. Patrick Bell                          Senior Vice President

--------------------------------------------------------------------------------------------------------------------------
Tom A. Bobenread                         Senior Vice President

--------------------------------------------------------------------------------------------------------------------------
James J. Hudepohl                        Senior Vice President

--------------------------------------------------------------------------------------------------------------------------
Edward H. Silva, Jr.                     Senior Vice President

--------------------------------------------------------------------------------------------------------------------------
Gerald L. Wissel                         Senior Vice President and Director of
                                         Audit

--------------------------------------------------------------------------------------------------------------------------
Neal E. Arnold                           Senior Vice President and Director of
                                         Audit

--------------------------------------------------------------------------------------------------------------------------
Paul L. Reynolds                         Vice President, General Counsel and
                                         Assistant Secretary

--------------------------------------------------------------------------------------------------------------------------
John F. Barrett                          Director                                 President and CEO, Western-
                                                                                  Southern Life Insurance Company

--------------------------------------------------------------------------------------------------------------------------
Richard T. Farmer                        Director                                 Chairman & CEO, Cintas Corp.

--------------------------------------------------------------------------------------------------------------------------
John D. Geary                            Director                                 Former President, Midland
                                                                                  Enterprises, Inc.

--------------------------------------------------------------------------------------------------------------------------
Joseph H. Head, Jr.                      Director                                 Chairman & CEO, Atkins and
                                                                                  Pearce

--------------------------------------------------------------------------------------------------------------------------
William G. Kagler                        Director                                 Chairman, Skyline Chili, Inc.

                                        4


--------------------------------------------------------------------------------------------------------------------------
William J. Keating                       Director                                 Retired Publisher and Chairman, The
                                                                                  Cincinnati Enquirer

--------------------------------------------------------------------------------------------------------------------------
James D. Kiggen                          Director                                 Chairman, CEO & President, Xtek,
                                                                                  Inc.

--------------------------------------------------------------------------------------------------------------------------
Robert B. Morgan                         Director                                 President and Chief Executive
                                                                                  Officer, Cincinnati Financial Corp.

--------------------------------------------------------------------------------------------------------------------------
Michael H. Norris                        Director                                 Former President, The Deerfield
                                                                                  Manufacturing Co.

--------------------------------------------------------------------------------------------------------------------------
Brian H. Rowe                            Director                                 Chairman, GE Aircraft Engines

--------------------------------------------------------------------------------------------------------------------------
John J. Schiff, Jr.                      Director                                 Chairman, John J. & Thomas R.
                                                                                  Schiff & Co.

--------------------------------------------------------------------------------------------------------------------------
Dennis J. Sullivan, Jr.                  Director                                 Executive Counselor, Dan Pinger
                                                                                  Public Relations

--------------------------------------------------------------------------------------------------------------------------
Dudley S. Taft                           Director                                 President, Taft Broadcasting Co.

--------------------------------------------------------------------------------------------------------------------------
Joan R. Herschede                        Director                                 President and CEO, The Frank
                                                                                  Herschede Company

--------------------------------------------------------------------------------------------------------------------------
Ivan W. Gorr                             Director                                 Retired as Chairman & CEO,
                                                                                  Cooper Tire & Rubber Co.

--------------------------------------------------------------------------------------------------------------------------
Milton C. Boesel, Jr.                    Director                                 Counsel, Ritter, Robinson,
                                                                                  McCready & James

--------------------------------------------------------------------------------------------------------------------------
Gerald V. Dirvin                         Director                                 Retired Executive Vice President,
                                                                                  The Proctor & Gamble Company

==========================================================================================================================

Business and Other Connections of Sub-Advisers (International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"), the Sub-Adviser to the International Equity Fund. The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                                 MORGAN STANLEY ASSET MANAGEMENT
                           Officers (Principals and Managing Directors)

                           Barton M. Biggs, Chairman/Managing Director
                           Peter A. Nadosy, President/Managing Director
                           James A. Allwin, Managing Director
                           A. MacDonald Caputo, Managing Director
                           Garry B. Crowder, Managing Director
                           Richard B. Fisher, Managing Director
                           Gordon S. Gray, Managing Director
                           Gary Latainer, Managing Director
                           Donald H. McAllister, Managing Director
                           Dennis G. Sherva, Managing Director
                           Dominic Caldecott, Managing Director

                           Ean Wah Chin, Managing Director
                           Michael A. Crowe, Managing Director
                           Madhav Dhar, Managing Director
                           Kurt Fauerman, Managing Director
                           Richard G. Woolworth, Managing Director
                           John R. Alkier, Principal
                           Robert E. Angevine, Principal
                           Warren J. Ackerman, III, Principal
                           Jeffry D. Brown, Principal
                           Gerald P. Barth, Principal
                           Francine J. Bovich, Principal
                           Arthur Certosimo, Principal
                           James Cheng, Principal
                           Terence Carmichael, Principal
                           Stephen C. Cordy, Principal
                           Elleen Cresham, Principal
                           Jacqueline A. Day, Principal
                           Paul Ghaffari, Principal
                           James A. Grisham, Principal
                           Perry E. Hall II, Principal
                           Marianne Hay, Principal
                           Bruce S. Ives, Principal
                           Margaret Kinsley Johnson, Principal
                           Kathryn Jonas, Principal
                           Debra Kushma, Principal
                           Marianne Lippmann, Principal
                           Gary J. Mangino, Principal
                           Paul Martin, Principal
                           Walter Maynard, Principal
                           Robert L. Meyer, Principal
                           Margaret P. Naylor, Principal
                           Warren J. Olsen, Principal
                           Russell Platt, Principal
                           Gail H. Reeke, Principal
                           Christine Reilly, Principal
                           Robert Sargent, Principal
                           Kiat Seng Seah, Principal
                           Vlnod Sethi, Principal
                           Stephen C. Sexauer, Principal
                           Harold Schaaff, Principal
                           Robert M. Smith, Principal
                           Christopher G. Petrow, Principal
                           Phillip W. Warner, Principal
                           Phillip W. Winters, Principal
                           Alford E. Zick, Principal
                           Stefano Russo, Principal

Item 29. Principal Underwriters:

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, The HighMark Group, the AmSouth Mutual Funds, The

         Sessions Group, the Conestoga Family of Funds, The Coventry Group, the BB&T Mutual Funds Group, the American Performance Funds, the ARCH Fund, Inc., the ARCH Tax-Exempt Trust, the MMA Praxis Mutual Funds, the Market Watch Funds, the Pacific Capital Funds, The Parkstone Group of Funds, the Qualivest Funds, the Riverfront Funds, Inc. and the Summit Investment Trust, each of which is an investment management company. BISYS Administers the securities of Payden & Rygel Investment Group.

(b) Directors, officers and partners of BISYS, as of October 28, 1996 were as follows:


Name and Principal Business              Positions and Offices with The           Positions and Offices with
Addresses                                Winsbury Company                         Registrant
---------------------------              ------------------------------           --------------------------

The BISYS Group, Inc.                    Sole Shareholder of BISYS Fund           None
150 Clove Road                           Services, Inc. and Sole Limited
Little Falls, NJ 07424                   Partner

BISYS Fund Services, Inc.                Sole General Partner                     None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson                      Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                           Senior Vice President
3435 Stelzer Road                        Business Development
Columbus, Ohio 43219                     Fund Services Division

Stephen G. Mintos                        Executive Vice President                 President
3435 Stelzer Road                        General Manager
Columbus, Ohio 43219                     Fund Services Division

Kenneth B. Quintenz                      Executive Officer                        None
3435 Stelzer Road
Columbus, Ohio 43219

     (c) Not applicable.

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Registrant                         3435 Stelzer Road
                                            Columbus, Ohio 43219-3035

         Fifth Third Bank                   38 Fountain Square Plaza
         ("Sub-Administrator, Transfer      Cincinnati, Ohio 45263
         Agent and Dividend
         Disbursing Agent")

         BISYS                              3435 Stelzer Road
         ("Administrator")                  Columbus, Ohio 43219-3035

              Fifth Third Bank                   38 Fountain Square Plaza
              ("Adviser")                        Cincinnati, Ohio 45263

              Morgan Stanley Asset               1221 Avenue of the Americas
              Management Inc.                    New York, New York 10020
              ("Sub-Adviser to the Fountain
              Square International Equity
              Fund")

              Fifth Third Bank                   38 Fountain Square Plaza
              ("Custodian")                      Cincinnati, Ohio 45263

Item 31.      Management Services:  Not applicable.

Item 32.      Undertakings:

              Registrant hereby undertakes to comply with the provisions of
              Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES
                                  ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FOUNTAIN SQUARE FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 28th day of October, 1996.

                                   FOUNTAIN SQUARE FUNDS

                                     BY:  /s/Stephen G. Mintos
                                     Stephen G. Mintos, President
                                     Attorney in Fact for Edward Burke Carey,
                                     Lee A. Carter, and Albert
                                     E. Harris
                                     October 28, 1996

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                            TITLE                 DATE

By: /s/Stephen G. Mintos                                       October 28, 1996
    Stephen G. Mintos               Attorney In Fact
    PRESIDENT                       For the Persons
                                    Listed Below

         NAME                            TITLE

Edward Burke Carey*                      Trustee

Lee A. Carter*                           Trustee

Albert E. Harris*                        Trustee

*By Power of Attorney